SCHEDULE OF ACTIVITY OF WARRANTS (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Outstanding, Balance | shares
Weighted Average Exercise Price, Balance | $ / shares
Warrants, Granted | shares	2,718,535
Weighted Average Exercise Price, Granted | $ / shares	$ 6.33
Warrants, Forfeited | shares
Weighted Average Exercise Price, Forfeited | $ / shares
Warrants, Outstanding, Balance | shares	2,718,535
Weighted Average Exercise Price, Balance | $ / shares	$ 6.33
Warrants, Exercisable | shares	2,718,535
Weighted Average Exercise Price, Exercisable | $ / shares	$ 6.33